OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Other income [abstract]
Summary of Brookfield Renewables other income
Brookfield Renewable’s other income for the year ended December 31 is comprised of the following:

(MILLIONS)	2021	2020	2019
Interest and other investment income	$59	$47	$32
Gain on regulatory settlement	35	61	14
Gain on disposition of development assets	202	10	—
Other	8	10	59
	$304	$128	$105